Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (98.7%)
Aerospace and Defense (1.3%)
$800	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(NR, B3)	03/15/27	7.500	$872,000
1,250	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	1,345,312
200	Triumph Group, Inc., Rule 144A, Secured Notes (Callable 09/15/20 @ 103.13)(1)	(B, B3)	09/15/24	6.250	208,540

					2,425,852

Auto Parts & Equipment (3.3%)
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B, B1)	11/15/26	5.625	1,191,125
625	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	556,250
1,467	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B+, B3)	06/01/25	5.125	1,525,680
2,310	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(B, B3)	05/15/27	8.500	2,344,650
350	Panther Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.13)(1)	(B+, Ba3)	05/15/26	6.250	369,250

					5,986,955

Brokerage (1.4%)
2,375	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(BB, B1)	09/15/25	5.750	2,475,937

Building & Construction (1.2%)
1,050	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	1,085,438
1,025	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB-, B1)	05/01/26	5.625	1,069,854

					2,155,292

Building Materials (5.5%)
50	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 10/28/19 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	51,625
1,455	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/15/19 @ 104.13)(1)	(BB, B1)	10/01/24	5.500	1,517,329
325	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(B-, Caa2)	08/15/25	6.125	325,813
515	Cornerstone Building Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 104.00)(1),(2)	(B-, Caa1)	04/15/26	8.000	508,563
1,650	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,720,125
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	496,250
2,950	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 10/16/19 @ 100.00)(1)	(CCC, Caa1)	08/15/20	12.000	2,931,562
2,450	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 10/31/19 @ 102.25)(1)	(CCC+, Caa1)	05/15/23	9.000	2,312,187

					9,863,454

Cable & Satellite TV (5.0%)
701	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/13/19 @ 103.13)(1)	(B, B2)	05/15/24	6.250	726,061
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	738,087
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	897,812
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	52,995
500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	527,450
594	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/11/19 @ 102.69)(1)	(BB, Ba3)	07/15/23	5.375	611,077
400	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	429,120
335	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	379,999

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$1,023	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	$1,079,265
1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,473,500
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(3)	(BB-, Ba3)	04/15/27	5.000	650,485
1,350	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	1,413,720

					8,979,571

Chemicals (6.9%)
1,700	Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 10/31/19 @ 102.00)(1),(4)	(CCC+, Caa1)	06/01/23	8.750	1,695,750
1,500	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	1,515,000
500	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	512,500
1,440	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,432,800
148	Neon Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/22 @ 105.06)(1)	(B, B3)	04/01/26	10.125	149,480
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	992,500
500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 10/31/19 @ 103.38)(1)	(BB-, B1)	11/15/22	6.750	519,375
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(5),(6),(7),(8)	(NR, NR)	05/01/18	9.000	3,730
575	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1),(2)	(B-, Caa1)	10/01/26	8.000	578,594
800	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(9)	(B-, Caa1)	10/01/26	6.500	891,783
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B2)	09/01/25	5.375	973,750
1,500	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1),(2)	(B-, B3)	04/15/26	6.500	1,436,250
1,700	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1),(2)	(BB-, B2)	07/15/25	5.750	1,440,750
325	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB+, Ba3)	09/30/24	5.500	346,938

					12,489,200

Diversified Capital Goods (1.7%)
900	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	976,500
500	Anixter, Inc., Global Company Guaranteed Notes (Callable 09/01/25 @ 100.00)	(BB, Ba3)	12/01/25	6.000	553,750
470	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	484,100
1,000	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,068,750

					3,083,100

Electronics (1.7%)
1,750	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	1,820,000
1,200	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	1,288,500

					3,108,500

Energy - Exploration & Production (1.6%)
525	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 03/31/21 @ 102.94)(1)	(BB+, Ba1)	03/31/25	5.875	554,542
932	Talos Production Finance, Inc., Global Secured Notes (Callable 10/31/19 @ 105.50)	(NR, NR)	04/03/22	11.000	955,541

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production
$1,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, B3)	11/01/23	9.750	$1,439,430

					2,949,513

Food - Wholesale (0.5%)
910	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	938,438

Forestry & Paper (0.3%)
525	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	539,438

Gaming (3.9%)
500	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B, B3)	08/15/26	6.000	529,329
1,750	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, Ba3)	01/15/28	4.750	1,802,500
2,093	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	2,181,952
1,469	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	1,571,830
750	MGP Finance Co-Issuer, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BB-, B1)	02/01/27	5.750	843,038

					6,928,649

Gas Distribution (1.7%)
675	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	654,750
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	415,969
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/31/19 @ 102.81)	(B+, B1)	06/15/24	5.625	721,875
164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/31/19 @ 103.00)	(B+, B1)	05/15/23	6.000	165,435
1,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/16/19 @ 104.50)(1)	(BB, B1)	08/01/24	6.000	1,048,750

					3,006,779

Health Facilities (1.5%)
750	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	837,600
1,263	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	1,351,175
500	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	508,750

					2,697,525

Health Services (2.1%)
925	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/14/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	962,000
560	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba2)	06/01/25	5.250	579,600
1,200	Sotera Health Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/31/19 @ 103.25)(1)	(CCC+, Caa2)	05/15/23	6.500	1,228,500
1,075	Sotera Health Topco, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 10/31/19 @ 101.00)(1),(4)	(CCC+, Caa2)	11/01/21	8.125	1,079,031

					3,849,131

Hotels (1.2%)
2,100	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	2,176,650

Insurance Brokerage (4.4%)
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,047,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage
$2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	$1,874,600
710	Alliant Holdings Co-Issuer, Rule 144A, Company Guaranteed Notes (Callable 10/11/19 @ 102.06)(1)	(CCC+, Caa2)	08/01/23	8.250	726,863
780	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	803,400
855	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 103.50)(1)	(CCC+, Caa2)	05/01/26	7.000	880,393
2,560	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	2,550,400

					7,883,156

Investments & Misc. Financial Services (2.8%)
179	AG Merger Sub II, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 108.06)(1)	(B-, Caa1)	08/01/27	10.750	182,580
2,425	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B-, B3)	05/01/26	8.000	2,576,562
2,125	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 10/09/2019 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	2,199,216

					4,958,358

Machinery (1.1%)
225	Harsco Corp. Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(BB-, Ba2)	07/31/27	5.750	234,855
1,600	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	1,651,840

					1,886,695

Media - Diversified (0.3%)
550	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	536,250

Media Content (1.1%)
1,200	Netflix, Inc., Global Senior Unsecured Notes	(BB-, Ba3)	11/15/28	5.875	1,306,560
587	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	628,090

					1,934,650

Metals & Mining - Excluding Steel (3.7%)
1,550	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB, Ba2)	01/15/24	4.875	1,584,875
1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(B-, NR)	03/01/26	6.875	1,436,250
1,307	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 10/31/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	1,363,998
2,550	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 10/31/19 @ 104.38)(1),(6)	(B, B3)	06/15/22	8.750	2,346,000

					6,731,123

Oil Field Equipment & Services (2.0%)
1,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1),(2)	(CCC+, Caa1)	04/01/22	9.875	637,500
200	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/31/2019 @ 100.00)(1)	(CCC+, Caa1)	05/15/21	7.250	126,500
1,710	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 10/31/19 @ 101.53)	(CCC, Caa2)	03/15/22	6.125	641,250
2,500	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B3)	02/15/25	8.250	2,137,500

					3,542,750

Oil Refining & Marketing (0.7%)
1,250	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 10/31/19 @ 102.17)	(BB-, B1)	11/01/22	6.500	1,267,188

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Packaging (3.6%)
$1,050	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	$1,100,505
1,000	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	1,048,750
2,000	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	1,834,200
2,050	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,089,719
350	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B+, B2)	08/15/26	5.500	368,795

					6,441,969

Personal & Household Products (1.4%)
1,350	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(C, Caa3)	03/15/25	8.875	121,500
1,124	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	1,175,637
1,150	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/2019 @ 104.78)(1),(2)	(B, Caa1)	03/01/24	6.375	1,201,750

					2,498,887

Pharmaceuticals (4.5%)
500	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(1)	(B-, B3)	04/01/26	9.250	569,370
1,100	Bausch Health Cos., Inc. Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B-, B3)	05/30/29	7.250	1,204,280
630	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/19 @ 101.47)(1)	(B-, B3)	05/15/23	5.875	640,237
250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, B3)	12/15/25	9.000	281,562
1,300	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB-, Ba2)	03/15/24	7.000	1,369,498
1,000	Catalent Pharma Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(B+, B3)	01/15/26	4.875	1,033,750
410	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 10/31/19 @ 103.00)(1)	(CCC+, Caa2)	07/15/23	6.000	253,524
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1)	(B+, B1)	10/15/24	5.875	578,500
800	Horizon Pharma U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, B1)	08/01/27	5.500	834,000
1,682	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B2)	12/15/24	4.375	1,307,755

					8,072,476

Real Estate Development & Management (1.0%)
1,645	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	1,785,701

Real Estate Investment Trusts (1.4%)
600	iStar, Inc., Senior Unsecured Notes (Callable 10/16/19 @ 101.63)	(BB-, Ba3)	07/01/21	6.500	610,575
1,000	iStar, Inc., Senior Unsecured Notes (Callable 10/31/19 @ 102.63)	(BB-, Ba3)	09/15/22	5.250	1,023,750
750	iStar, Inc., Senior Unsecured Notes (Callable 10/31/19 @ 103.00)	(BB-, Ba3)	04/01/22	6.000	774,075
165	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	170,775

					2,579,175

Recreation & Travel (4.0%)
1,250	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	1,368,250
1,035	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	1,112,935
1,325	Cedar Fair LP, Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.63)(1)	(BB-, B1)	07/15/29	5.250	1,422,719
750	Merlin Entertainments PLC, Rule 144A, Company Guaranteed Notes (Callable 03/17/26 @ 100.00)(1)	(BB, Ba2)	06/15/26	5.750	778,594

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Recreation & Travel
$650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, B2)	04/15/27	5.500	$694,674
1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	1,193,125
675	Speedway Motorsports LLC, Global Company Guaranteed Notes (Callable 10/31/19 @ 102.56)	(BB, B1)	02/01/23	5.125	688,500

					7,258,797

Restaurants (2.4%)
2,100	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	2,142,000
2,075	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B+, B2)	10/15/25	5.000	2,150,841

					4,292,841

Software - Services (4.7%)
1,000	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,046,200
937	Epicor Software Corp., Rule 144A, Secured Notes (Callable 10/31/19 @ 100.00), LIBOR 3M + 7.250%(1),(10)	(CCC, Caa2)	06/30/23	9.350	932,976
1,750	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	1,846,250
900	Infor U.S., Inc., Company Guaranteed Notes (Callable 10/15/19 @ 101.44)(9)	(CCC+, Caa1)	05/15/22	5.750	997,721
2,675	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	2,841,171
750	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	785,175

					8,449,493

Specialty Retail (2.7%)
500	GrubHub Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/22 @ 102.75)(1)	(BB, Ba3)	07/01/27	5.500	511,400
1,000	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,046,250
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	1,049,600
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, Ba3)	12/01/24	5.375	773,437
1,650	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(B-, B1)	05/01/25	7.500	1,489,125

					4,869,812

Steel Producers/Products (0.2%)
400	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/19 @ 104.94)(1)	(B, B3)	06/15/23	9.875	421,750

Support - Services (6.3%)
575	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	507,438
900	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1),(2)	(B, B2)	08/15/27	6.625	936,000
615	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB, Ba2)	08/15/26	5.375	639,600
560	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	587,300
1,635	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	1,692,225
663	Sabre GLBL, Inc. Rule 144A, Senior Secured Notes (Callable 10/31/19 @ 103.94)(1)	(BB, Ba2)	11/15/23	5.250	684,547
2,025	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(B+, Ba3)	12/15/25	4.875	2,055,577
1,112	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,150,920
253	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	264,069

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services
$1,900	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1),(2)	(B, Wr)	05/01/25	7.875	$1,622,125
1,100	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	1,155,000

					11,294,801

Tech Hardware & Equipment (1.5%)
525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B-, B3)	03/15/27	5.000	435,750
875	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(B-, B3)	06/15/25	6.000	796,250
1,325	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B-, B3)	03/01/27	8.250	1,294,773
150	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(B+, Ba3)	03/01/26	6.000	155,970

					2,682,743

Telecom - Wireless (0.6%)
950	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	997,738

Telecom - Wireline Integrated & Services (3.8%)
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B+, B2)	05/15/26	7.500	1,331,237
825	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 10/31/19 @ 103.31)(1)	(B+, B2)	02/15/23	6.625	848,719
550	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	591,090
350	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Ba2)	05/15/27	5.375	378,219
500	GCI LLC Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 103.31)(1)	(B, B3)	06/15/24	6.625	540,625
2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC, Caa1)	12/31/24	7.875	1,511,070
1,650	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,707,750

					6,908,710

Theaters & Entertainment (3.0%)
2,055	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(2)	(CCC+, B3)	05/15/27	6.125	1,870,050
500	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)	(CCC+, B3)	11/15/26	5.875	456,250
1,250	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 10/31/19 @ 101.63)	(BB, B2)	06/01/23	4.875	1,271,875
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B+, Ba3)	03/15/26	5.625	746,375
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	1,064,501

					5,409,051

Transport Infrastructure/Services (0.7%)
1,750	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 10/31/2019 @ 104.22)(1)	(B, Caa1)	08/15/22	11.250	1,233,750

TOTAL CORPORATE BONDS (Cost $178,424,305)					177,591,848

BANK LOANS (27.6%)
Aerospace & Defense (0.6%)
1,048	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(10)	(CCC+, B3)	11/28/21	7.187	1,040,680

Auto Parts & Equipment (0.7%)
743	Dayco Products LLC, LIBOR 3M + 4.250%(10)	(B, B3)	05/19/23	6.374	674,182
634	U.S. Farathane LLC, LIBOR 1M + 3.500%(8),(10)	(B+, B2)	12/23/21	5.544	602,174

					1,276,356

Building Materials (1.3%)
1,000	Airxcel, Inc., LIBOR 1M + 8.750%(6),(10)	(CCC+, Caa2)	04/27/26	10.794	913,330

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials
$1,489	LBM Borrower LLC, LIBOR 1M + 3.750%(10)	(B+, B2)	08/20/22	5.794	$1,489,832

					2,403,162

Chemicals (5.0%)
1,000	Archroma Finance Sarl, LIBOR 3M + 8.250%(6),(10)	(NR, Caa1)	08/11/25	10.591	960,000
1,500	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(10)	(BB-, B1)	08/27/26	7.354	1,507,508
616	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(6),(10)	(CCC, Caa2)	11/18/24	10.044	604,694
996	PMHC II, Inc., LIBOR 3M + 3.500%(10)	(CCC+, B3)	03/31/25	5.604	811,910
1,588	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(8),(10)	(B, B2)	10/15/25	7.058	1,546,315
982	UTEX Industries, Inc., LIBOR 1M + 4.000%(10)	(CCC+, Caa1)	05/21/21	6.044	839,495
1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(6),(8),(10)	(CCC, Caa2)	10/27/25	10.337	1,575,000
1,530	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, Caa1)	08/12/24	6.104	1,212,261

					9,057,183

Diversified Capital Goods (1.8%)
2,450	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(10)	(B, B2)	11/30/23	6.044	2,337,459
1,005	Dynacast International LLC, LIBOR 3M + 8.500%(6),(8),(10)	(CCC+, Caa2)	01/30/23	10.604	974,850

					3,312,309

Electronics (1.4%)
750	CPI International, Inc., LIBOR 1M + 7.250%(8),(10)	(CCC+, Caa2)	07/28/25	9.304	721,875
500	EXC Holdings III Corp., LIBOR 3M + 7.500%(10)	(CCC+, Caa2)	12/01/25	9.832	501,717
1,327	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B3)	01/10/24	5.854	1,295,249

					2,518,841

Food - Wholesale (0.4%)
746	United Natural Foods, Inc., LIBOR 1M + 4.250%(10)	(B+, B2)	10/22/25	6.294	625,783

Gas Distribution (1.4%)
1,496	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(8),(10)	(B+, B1)	11/01/24	5.604	1,428,919
1,244	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(8),(10)	(B+, B2)	09/27/24	6.050	1,103,800

					2,532,719

Health Facility (0.3%)
491	Western Dental Services, Inc., LIBOR 1M + 5.250%(8),(10)	(B-, B3)	06/30/23	7.294	489,386

Health Services (1.4%)
1,194	Athenahealth, Inc., LIBOR 3M + 4.500%(10)	(B, B2)	02/11/26	6.681	1,192,884
698	NVA Holdings, Inc., LIBOR 1M + 2.750%(10)	(B, B2)	02/02/25	4.794	698,310
599	Sotera Health Holdings LLC, LIBOR 1M + 3.500%(10)	(B, B1)	05/15/22	5.567	598,751

					2,489,945

Insurance Brokerage (1.1%)
1,950	Acrisure LLC, LIBOR 3M + 4.250%(10)	(B, B2)	11/22/23	6.354	1,944,720

Investments & Misc. Financial Services (0.5%)
859	Ditech Holding Corp., Prime + 7.000%(5),(10)	(D, Ca)	06/30/22	12.250	355,461
603	Ocwen Loan Servicing LLC, LIBOR 1M + 5.000%(10)	(B+, B2)	12/07/20	7.044	595,344

					950,805

Machinery (2.1%)
798	LTI Holdings, Inc., LIBOR 1M + 6.750%(10)	(CCC+, Caa2)	09/06/26	8.794	731,409
1,235	Milacron LLC, LIBOR 1M + 2.500%(8),(10)	(B+, B2)	09/28/23	4.544	1,236,282
650	MW Industries, Inc., LIBOR 3M + 8.000%(6),(8),(10)	(CCC, Caa2)	09/29/25	10.104	622,375
1,125	WireCo WorldGroup, Inc., LIBOR 1M + 9.000%(8),(10)	(B-, Caa2)	09/30/24	11.044	1,113,750

					3,703,816

Medical Products (1.0%)
884	ABB Concise Optical Group LLC, LIBOR 6M + 5.000%(10)	(CCC+, B3)	06/15/23	7.168	843,164
997	Maravai Intermediate Holdings LLC, LIBOR 1M + 4.250%(10)	(B-, B2)	08/02/25	6.313	991,870

					1,835,034

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Personal & Household Products (2.1%)
$981	ABG Intermediate Holdings 2 LLC, LIBOR 1M + 7.750%(10)	(CCC+, Caa1)	09/29/25	9.794	$982,487
1,833	Comfort Holding LLC, LIBOR 1M + 4.750%(8),(10)	(CCC+, Caa1)	02/05/24	6.794	1,816,816
1,250	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(10)	(CCC-, Caa3)	11/08/24	10.057	427,081
490	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B-, B2)	11/30/23	5.859	478,418

					3,704,802

Pharmaceuticals (0.5%)
999	Akorn, Inc., LIBOR 1M + 6.250%(10)	(B-, Caa1)	04/16/21	9.063	925,402

Recreation & Travel (0.4%)
104	Bulldog Purchaser, Inc.(6),(11),(12)	(CCC+, Caa2)	09/04/26	3.875	102,881
685	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(6),(10)	(CCC+, Caa2)	09/04/26	9.794	679,013

					781,894

Software - Services (1.8%)
499	Air Newco LLC, LIBOR 1M + 4.750%(10)	(B, B3)	05/31/24	6.792	499,574
500	Air Newco LLC(11)	(B-, B2)	10/09/26	4.250	497,815
623	Almonde, Inc., LIBOR 1M + 7.250%(10)	(CCC, Caa2)	06/13/25	9.446	598,834
1,253	Flexera Software LLC, LIBOR 1M + 7.250%(10)	(CCC+, Caa1)	02/26/26	9.300	1,250,468
313	LDiscovery LLC, LIBOR 3M + 5.875%(10)	(B-, B3)	12/09/22	8.186	311,537

					3,158,228

Specialty Retail (0.9%)
750	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(8),(10)	(CCC+, Caa2)	10/03/25	9.542	725,625
1,000	Sally Holdings LLC	(BB+, Ba1)	07/05/24	4.500	978,750

					1,704,375

Support - Services (0.8%)
746	IG Investment Holdings LLC, LIBOR 1M + 4.000%(10)	(B-, B2)	05/23/25	6.044	743,983
650	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(10)	(CCC+, Caa2)	08/25/25	9.950	640,250

					1,384,233

Telecom - Wireline Integrated & Services (0.5%)
875	TVC Albany, Inc., LIBOR 1M + 7.500%(10)	(CCC, Caa2)	07/23/26	9.540	868,437

Theaters & Entertainment (1.6%)
1,330	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(8),(10)	(B-, B2)	07/03/26	6.550	1,320,305
1,611	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(B, B2)	05/18/25	4.800	1,568,466

					2,888,771

TOTAL BANK LOANS (Cost $51,805,393)					49,596,881

ASSET BACKED SECURITIES (1.1%)
Collateralized Debt Obligations (1.1%)
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(10)	(BB, NR)	01/20/25	7.028	990,993
1,000	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(10)	(NR, Baa3)	07/15/28	5.363	971,702

TOTAL ASSET BACKED SECURITIES (Cost $1,934,112)					1,962,695

Number of Shares

COMMON STOCKS (1.4%)
Auto Parts & Equipment (0.6%)
46,071	UCI International, Inc.(6),(7),(8),(13)				1,048,115

Building & Construction (0.0%)
5	White Forest Resources, Inc.(6),(7),(8),(13)				1

Chemicals (0.2%)
2,794	Project Investor Holdings LLC(6),(7),(8),(13)				28
46,574	Proppants Holdings LLC(6),(7),(8),(13)				426,617

					426,645

Number of Shares		Value

COMMON STOCKS (continued)
Energy - Exploration & Production (0.5%)
347,803	Independence Contract Drilling, Inc.(13)	$397,539
26,788	Talos Energy, Inc.(13)	544,600

		942,139

Support - Services (0.1%)
800	LTR Holdings LLC(6),(7),(8),(13)	180,968
433	Sprint Industrial Holdings LLC, Class G(6),(7),(8),(13)	4
39	Sprint Industrial Holdings LLC, Class H(6),(7),(8),(13)	—
96	Sprint Industrial Holdings LLC, Class I(6),(7),(8),(13)	1

		180,973

Theaters & Entertainment (0.0%)
20	NEG Holdings LLC, Litigation Trust Units(6),(7),(8),(13)	20

TOTAL COMMON STOCKS (Cost $3,398,190)		2,597,893

WARRANT (0.0%)
Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(13) (Cost $6,054)	—

SHORT-TERM INVESTMENT (5.1%)
9,201,855	State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%(14) (Cost $9,201,855)	9,201,855

TOTAL INVESTMENTS AT VALUE (133.9%) (Cost $244,769,909)		240,951,172

LIABILITIES IN EXCESS OF OTHER ASSETS (-33.9%)		(61,052,038)

NET ASSETS (100.0%)		$179,899,134

INVESTMENT ABBREVIATIONS
1M = 1 Month
3M = 3 Month
6M = 6 Month
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl - société à responsabilité limitée

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $146,952,273 or 81.7% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in British Pound.
(4)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Bond is currently in default.
(6)	Illiquid security (unaudited).
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(8)	Security is valued using significant unobservable inputs.
(9)	This security is denominated in Euro.
(10)	Variable rate obligation—The interest rate shown is the rate in effect as of September 30, 2019.
(11)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of September 30, 2019.

(12)	All or a portion is an unfunded loan commitment.
(13)	Non-income producing security.
(14)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2019.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	55,103	USD	64,038	10/11/19	Morgan Stanley	$64,038	$60,114	$(3,924)
EUR	858,000	USD	982,532	10/11/19	JPMorgan Chase	982,532	936,028	(46,504)
GBP	51,558	USD	62,781	10/11/19	Barclays Bank plc	62,781	63,558	777
GBP	52,441	USD	67,792	10/11/19	Morgan Stanley	67,792	64,646	(3,146)
USD	39,609	EUR	35,922	10/11/19	Deutsche Bank AG	(39,609)	(39,189)	420
USD	3,162,290	EUR	2,659,343	10/11/19	Morgan Stanley	(3,162,290)	(2,901,188)	261,102
USD	13,958	GBP	11,215	10/11/19	Deutsche Bank AG	(13,958)	(13,826)	132
USD	823,766	GBP	613,602	10/11/19	Morgan Stanley	(823,766)	(756,416)	67,350
USD	22,610	GBP	17,769	10/11/19	JPMorgan Chase	(22,610)	(21,904)	706

								$276,913

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

🌑	Level 1–quoted prices in active markets for identical investments
🌑	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

🌑	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$177,588,118	$3,730		$177,591,848
Bank Loans	—	34,319,409	15,277,472		49,596,881
Asset Backed Securities	—	1,962,695	—		1,962,695
Common Stocks	544,600	397,539	1,655,754		2,597,893
Warrant	—	—	0	(1)	0	(1)
Short-term Investment	—	9,201,855	—		9,201,855

	$544,600	$223,469,616	$16,936,956		$240,951,172

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$330,487	$—		$330,487

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$53,574	$—		$53,574

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2019 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock		Warrant	Total
Balance as of December 31, 2018	$921,990	$12,855,455	$1,002,107	$0	(1)	$—	$14,779,552
Accrued discounts (premiums)	18,092	270,408	—	—		—	288,500
Purchases	—	4,563,595	334,633	—		6,054	4,904,282
Sales	—	(4,317,207)	—	—		—	(4,317,207)
Realized gain (loss)	—	(1,192,467)	(144,000)	(156,000)		—	(1,492,467)
Change in unrealized appreciation (depreciation)	(3,376)	1,649,759	463,014	156,000		(6,054)	2,259,343
Transfers into Level 3	—	4,014,191	—	—		—	4,014,191
Transfers out of Level 3	(932,976)	(2,566,262)	—	—		—	(3,499,238)

Balance as of September 30, 2019	$3,730	$15,277,472	$1,655,754	$—		$0 (1)	$16,936,956

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2019	$(18,499)	$(64,694)	$319,015	$—		(6,054)	$229,768

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 09/30/2019	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Corporate Bonds	$3,730	Income Approach	Expected remaining distribution	N/A
Bank Loans	$15,277,472	Vendor Pricing	Single Broker Quote	$0.89 – $1.00 ($0.96)
Common Stocks	$1,048,115	Vendor Pricing	Single Broker Quote	N/A
	$607,614	Market Approach	EBITDA Multiples	3.1 – 7.0 (6.9)
	$25	Income Approach	Expected remaining distribution	$0.00 – $1.00 ($0.04)
Warrant	$0	Market Approach	EBITDA Multiples	6.0 (N/A)

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended September 30, 2019, $4,014,191 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $3,499,238 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.